Auditor's remuneration - Fees payable by HSBC to PwC (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional information [abstract]
Fees for HSBC Holdings’ statutory audit	$ 24.1	$ 21.9	$ 19.5
Fees for other services provided to HSBC	131.8	126.2	109.9
– audit of HSBC’s subsidiaries	85.7	75.7	68.6
– audit-related assurance services	26.0	26.4	18.7
– other assurance services	20.1	24.1	22.6
Year ended 31 Dec	$ 155.9	$ 148.1	$ 129.4